Accumulated Other Comprehensive Income (Loss) (Income (Expense) Effect of Reclassifications) (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Affected Line Item on the Statements of Income [Line Items]
Wholesale energy	$ 2,181	$ 203	$ 1,808		$ 2,909		$ 3,976
Energy purchases	(588)	893	(209)		(1,171)		(1,821)
Other Income (Expense) - net	11	23	30		32		19
Total Pre-tax	(169)	54	303		(420)		665
Income Taxes	(49)	(16)	(116)	[1]	159	[1]	(236)	[1]
Income (Loss) from Continuing Operations After Income Taxes	(218)	38	187		(261)		$ 429
Reclassification out of AOCI
Affected Line Item on the Statements of Income [Line Items]
Income (Loss) from Continuing Operations After Income Taxes	4	17	23		111
Reclassification out of AOCI | Available-for-sale securities
Affected Line Item on the Statements of Income [Line Items]
Other Income (Expense) - net	3	11	13		10
Total Pre-tax			13		10
Income Taxes	(2)	(6)	(7)		(4)
Income (Loss) from Continuing Operations After Income Taxes	1	5	6		6
Reclassification out of AOCI | Qualifying derivatives
Affected Line Item on the Statements of Income [Line Items]
Total Pre-tax	23	29	42		207
Income Taxes	(9)	(11)	(17)		(84)
Income (Loss) from Continuing Operations After Income Taxes	14	18	25		123
Reclassification out of AOCI | Qualifying derivatives | Commodity contracts
Affected Line Item on the Statements of Income [Line Items]
Wholesale energy	(3)	(1)	1		240
Energy purchases	25	23	31		(58)
Discontinued operations	0	6	8		23
Other Income (Expense) - net	1	1	2		2
Reclassification out of AOCI | Defined benefit plans
Affected Line Item on the Statements of Income [Line Items]
Total Pre-tax	(19)	(10)	(13)		(31)
Income Taxes	8	4	5		13
Income (Loss) from Continuing Operations After Income Taxes	(11)	(6)	(8)		(18)
Reclassification out of AOCI | Defined benefit plans | Prior service costs
Affected Line Item on the Statements of Income [Line Items]
Total Pre-tax	1	(4)	(4)		(7)
Reclassification out of AOCI | Defined benefit plans | Actuarial gain (loss)
Affected Line Item on the Statements of Income [Line Items]
Total Pre-tax	$ (20)	$ (6)	$ (9)		$ (24)

[1]	Excludes current and deferred federal and state tax expense recorded to Discontinued Operations of $109 million, $17 million and $27 million in 2014, 2013 and 2012. Also excludes federal and state tax expense (benefit) recorded to OCI of $(56) million, $47 million and $(267) million in 2014, 2013, and 2012.